PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Property Equipment And Leasehold Improvements Tables
Property and equipment
	December 31,	December 31,
	2014	2013
Furniture	$53,790	$31,539
Equipment	2,367,605	26,022
Leasehold improvements	3,468,243	10,400
Subtotal	5,889,638	67,961
Less accumulated depreciation	(442,895)	(46,592)
Total	$5,446,743	$21,369